UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Leveraged Capital Structures Fund Ltd.

Address:  c/o Ogier Fiduciary Services (Cayman) Limited
             P.O. Box 1234
          Queensgate House
          South Church Street
          George Town, Grand Cayman  KY1-1008
          Cayman Islands


13F File Number:  028-12821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald E. Morgan, III
Title:    Director
Phone:    212-745-9700


Signature, Place and Date of Signing:

  /s/ Donald E. Morgan, III         New York, New York         August 14, 2008
-----------------------------     ----------------------     -------------------
         [Signature]                  [City, State]                [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

         Form 13F File Number           Name
         --------------------           --------------------------------
          1.    028-12820                Brigade Capital Management, LLC

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   0

Form 13F Information Table Value Total:  $0
                                         (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



        No.        Form 13F File Number      Name
        -----      --------------------      --------------------
         NONE       NONE                      NONE





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